Derivatives	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,606,446	35,021	106,696	309	107,005	108,903	1,182	110,085
Interest rate	15,240,867	157,436	249,204	1,914	251,118	236,594	2,887	239,481
Equities	652,288	—	14,043	—	14,043	15,766	—	15,766
Credit	269,401	—	2,590	—	2,590	3,682	—	3,682
Commodity and other	120,259	—	2,073	—	2,073	3,090	—	3,090
Gross total fair values	23,889,261	192,457	374,606	2,223	376,829	368,035	4,069	372,104
Offset (Note 30)					(69,103)			(69,103)
At 31 Dec 2020	23,889,261	192,457	374,606	2,223	307,726	368,035	4,069	303,001

Foreign exchange	8,207,629	31,899	84,083	455	84,538	84,498	740	85,238
Interest rate	17,895,349	177,006	183,668	1,208	184,876	175,095	2,031	177,126
Equities	1,077,347	—	9,053	—	9,053	11,237	—	11,237
Credit	345,644	—	4,744	—	4,744	5,597	—	5,597
Commodity and other	93,245	—	1,523	—	1,523	2,038	—	2,038
Gross total fair values	27,619,214	208,905	283,071	1,663	284,734	278,465	2,771	281,236
Offset (Note 30)					(41,739)			(41,739)
At 31 Dec 2019	27,619,214	208,905	283,071	1,663	242,995	278,465	2,771	239,497
The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
Derivative assets and liabilities increased during 2020, driven by yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	23,413	—	506	—	506	870	—	870
Interest rate	47,569	34,006	966	3,221	4,187	2,176	8	2,184
At 31 Dec 2020	70,982	34,006	1,472	3,221	4,693	3,046	8	3,054

Foreign exchange	24,980	—	161	—	161	766	—	766
Interest rate	48,937	36,769	435	1,406	1,841	1,072	183	1,255
At 31 Dec 2019	73,917	36,769	596	1,406	2,002	1,838	183	2,021
Use of derivatives
For details regarding the use of derivatives, see page 228 under ‘Market risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is as shown in the following table:

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2020	2019
	Footnotes	$m	$m
Unamortised balance at 1 Jan		73	86
Deferral on new transactions		232	145
Recognised in the income statement during the year:		(205)	(154)
– amortisation		(116)	(80)
– subsequent to unobservable inputs becoming observable		(4)	(3)
– maturity, termination or offsetting derivative		(85)	(71)
Exchange differences		4	1
Other		—	(5)
Unamortised balance at 31 Dec	1	104	73
1This amount is yet to be recognised in the consolidated income statement
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	24,506	309	448	Derivatives	(630)	(630)	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	35,863	239	2	Derivatives	519	514	5
At 31 Dec 2020	60,369	548	450		(111)	(116)	5

Foreign currency	21,385	455	254	Derivatives	341	341	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	54,253	152	46	Derivatives	195	193	2
At 31 Dec 2019	75,638	607	300		536	534	2
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to timing differences between the hedged items and hedging instruments and hedges using instruments with a non-zero fair value.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2020	204	(205)
Fair value gains/(losses)	514	(630)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	(107)	822
Income taxes	(79)	(23)
Others	(37)	(1)
Cash flow hedging reserve at 31 Dec 2020	495	(37)

Cash flow hedging reserve at 1 Jan 2019	(26)	(182)
Fair value gains/(losses)	193	341
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that has affected profit or loss	99	(371)
Income taxes	(53)	4
Others	(9)	3
Cash flow hedging reserve at 31 Dec 2019	204	(205)
Hedges of net investments in foreign operations
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken for Group structural exposure to changes in the US dollar-sterling exchange rate using forward foreign exchange contracts or by financing with foreign currency borrowings. This risk arises due to the Group investment in sterling functional currency subsidiaries and is only hedged for changes in spot exchange rates. At 31 December 2020, the fair values of outstanding financial instruments designated as hedges of net investments in foreign operations were assets of nil (2019: nil), liabilities of $733m (2019: $485m) and notional derivative contract values of $10,500m (2019: $10,500m). These values are included in ‘Derivatives’ presented in the balance sheet. Ineffectiveness recognised in ‘Net income from financial instruments held for trading or managed on a fair value basis’ in the year ended 31 December 2020 was nil (2019: nil) and the net investment hedge reserve was a negative $56m as of 31 December 2020 ($304m in 2019 and $780m in 2018). There were no amounts reclassified to the profit and loss account during the accounting periods presented.
Interest rate benchmark reform: Amendments to IFRS 9 and IAS 39 ‘Financial Instruments’
The first set of amendments (‘Phase 1’) to IFRS 9 and IAS 39, published in September 2019 and endorsed in January 2020, primarily allows the assumption that interbank offered rates (‘Ibors’) are to continue unaltered for the purposes of forecasting hedged cash flows until such time as the uncertainty of transitioning to near risk-free rates (‘RFRs’) is resolved. The second set of amendments (‘Phase 2’), issued in August 2020 and endorsed in January 2021, allows the modification of hedge documentation to reflect the components of hedge relationships that have transitioned to RFRs on an economically equivalent basis as a direct result of the Ibor transition.
While the application of Phase 1 amendments is mandatory for accounting periods starting on or after 1 January 2020, the Group chose to early adopt the Phase 2 amendments from the beginning of 2020. Significant judgement will be required in determining when Ibor transition uncertainty is resolved and therefore decide when Phase 1 amendments cease to apply and when some of the Phase 2 amendments can be applied.
The notional value of the derivatives impacted by the Ibors reform but which are not used in designated hedge accounting relationships is disclosed on page 143 in the section ‘Financial instruments impacted by the Ibor reform’.
The Group has cash flow and fair value hedge accounting relationships that are exposed to different Ibors, predominantly US dollar Libor, sterling Libor and Euribor, as well as overnight rates subject to the market-wide benchmarks reform such as the European Overnight Index Average rate (‘Eonia’). Existing financial instruments (such as derivatives, loans and bonds) designated in relationships referencing these benchmarks are expected to transition to RFRs in different ways and at different times. External progress on the transition to RFRs is being monitored, with the objective of ensuring a smooth transition for the Group’s hedge accounting relationships. The specific issues arising will vary with the details of each hedging relationship, but may arise due to the transition of existing products included in the designation, a change in expected volumes of products to be issued, a change in contractual terms of new products issued, or a combination of these factors. Some hedges may need to be de-designated and new relationships entered into, while others may survive the market-wide benchmarks reform.
The hedge accounting relationships that are affected by Phase 1 and Phase 2 amendments are presented in the balance sheet as ‘Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income’, ‘Loans and advances to customers’, ‘Debt securities in issue’ and ‘Deposits by banks’.
The notional amounts of interest rate derivatives designated in hedge accounting relationships represent the extent of the risk exposure managed by the Group that is expected to be directly affected by market-wide Ibors reform and in scope of Phase 1 and Phase 2 amendments. The cross-currency swaps designated in hedge accounting relationships and affected by Ibor reform are not significant and have not been presented below:

Hedging instrument impacted by Ibor reform
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount[1]
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	17,792	3,706	32,789	10,128	64,415	57,157	121,572
Cash flow hedges	8,344	2,522	8,705	6,797	26,368	9,495	35,863
At 31 Dec 2020	26,136	6,228	41,494	16,925	90,783	66,652	157,435

Fair value hedges	20,378	4,533	41,274	13,435	79,620	43,133	122,753
Cash flow hedges	5,724	6,594	15,750	15,979	44,047	10,206	54,253
At 31 Dec 2019	26,102	11,127	57,024	29,414	123,667	53,339	177,006
1The notional contract amounts of interest rate derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
During 2019, the main market event in scope of Ibor reform was the change to the calculation of Eonia to be calculated as the euro short-term rate (‘€STR’) plus a fixed spread of 8.5 basis points. This event had no material impact to the valuation of components of designated hedge accounting relationships and there were no discontinuations of existing designated relationships. The main market events in scope of Ibor reform during 2020 were the changes applied by central clearing counterparties to remunerating euro and US dollar collateral. While there was a minimal valuation impact to the derivatives in scope that are used for hedge accounting, these changes had no discontinuation impact to any of the designated relationships affected.
For further details of Ibor transition, see ‘Areas of special interest’ in the Risk review on page 157.

Hedging instrument impacted by Ibor reform held by HSBC Holdings
	Hedging instrument
	Impacted by Ibor reform					Not impacted by Ibor reform	Notional amount
	€	£	$	Other	Total
	$m	$m	$m	$m	$m	$m	$m
Fair value hedges	4,290	5,393	21,081	3,242	34,006	—	34,006
At 31 Dec 2020	4,290	5,393	21,081	3,242	34,006	—	34,006

Fair value hedges	3,928	5,222	24,500	3,119	36,769	—	36,769
At 31 Dec 2019	3,928	5,222	24,500	3,119	36,769	—	36,769